Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Recoverable Taxes Abstract
Schedule of Recoverable Taxes	Recoverable taxes as of December 31, 2023 and December 31, 2022 was comprised of the following:
	December 31, 2023	December 31, 2022
Value-added tax on sales and services – ICMS / IVA / VAT / GST	919,634	1,006,814
Social contribution on billings - PIS and COFINS	502,397	527,607
Withholding income tax - IRRF / IRPJ	1,196,502	1,199,323
Excise tax – IPI	22,004	24,478
Reintegra	8,905	9,551
Other	13,953	10,558
	2,663,395	2,778,331

Current	919,120	1,021,701
Non-current	1,744,275	1,756,630
	2,663,395	2,778,331